Abacus Settlements LLC - CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Total revenues			$ 44,713,552
Total cost of revenue			5,884,669
Gross Profit			38,828,883
OPERATING EXPENSES:
General and administrative expenses			1,426,865
Depreciation			4,282
Total operating expenses			5,163,629
Operating Income			33,665,254
OTHER INCOME (EXPENSE):
Interest income			1,474
Interest (expense)			(42,798)
Other income (expense)			(347,013)
Total other income (expense)			(388,337)
Net income before provision for income taxes			33,276,917
Income tax provision			889,943
NET INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS			$ 31,682,275
WEIGHTED-AVERAGE UNITS USED IN COMPUTING NET INCOME (LOSS) PER UNIT:
Weighted-average stock outstanding - basic (in shares)	[1]		50,369,350
Weighted-average stock outstanding - diluted (in shares)	[1]		50,369,350
NET INCOME/(LOSS) PER UNIT:
Basic earnings per share (in dollars per share)			$ 0.63
Diluted earnings per share (in dollars per share)			$ 0.63
Abacus Settlements, LLC
Origination revenue		$ 13,184,676	$ 25,203,463
Total revenues		13,184,676	25,203,463
Total cost of revenue		9,293,303	16,561,005
Gross Profit		3,891,373	8,642,458
OPERATING EXPENSES:
General and administrative expenses		4,848,580	8,674,425
Depreciation		5,597	12,165
Total operating expenses		4,854,177	8,686,590
Operating Income		(962,804)	(44,132)
OTHER INCOME (EXPENSE):
Interest income		1,917	2,199
Interest (expense)		(11,725)	(8,817)
Other income (expense)		0	273
Total other income (expense)		(9,808)	(6,345)
Net income before provision for income taxes		(972,612)	(50,477)
Income tax provision		2,289	2,018
NET INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS		$ (974,901)	$ (52,495)
WEIGHTED-AVERAGE UNITS USED IN COMPUTING NET INCOME (LOSS) PER UNIT:
Weighted-average stock outstanding - basic (in shares)		400	400
Weighted-average stock outstanding - diluted (in shares)		400	400
NET INCOME/(LOSS) PER UNIT:
Basic earnings per share (in dollars per share)		$ (2,437.25)	$ (131.24)
Diluted earnings per share (in dollars per share)		$ (2,437.25)	$ (131.24)
Nonrelated Party
Total cost of revenue			$ 5,884,669
Nonrelated Party | Abacus Settlements, LLC
Origination revenue		$ 3,252,738	7,050,007
Total cost of revenue		2,734,949	5,538,470
Related Party
Total cost of revenue			0
Related Party | Abacus Settlements, LLC
Origination revenue		9,931,938	18,153,456
Total cost of revenue		$ 6,558,354	$ 11,022,535

[1]	Both the number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of Abacus Life, Inc. as a result of the Business Combination.